SCHEDULE OF DEFERRED INCOME TAX LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Accelerated tax depreciation	$ 38	$ 39